Geographic areas (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of Investments [Line Items]
Disaggregation of revenue
The following table presents a summary of revenue by geography for the years ended December 31, 2021 and 2020:

	For the years ended December 31,
	2021	2020
United States	$3,425	$3,119
Japan	1,614	1,630
Germany	741	155
Other	499	256

Total revenue	$6,279	$5,160

Long-lived assets by geographic area
The following table sets forth the long-lived assets, consisting of property and plant, net, and operating lease right-of-use
assets, by geographic area as of December 31, 2021 and 2020 were as follows (in thousands):

	December 31,
	2021	2020
Canada	$11,251	$4,984
United States	576	858

Total long-lived assets	$11,827	$5,842

Significant customers
The Company had significant customers during the year ended December 31, 2021 and 2020. A significant customer is defined as one that makes up ten percent or more of total revenues in a particular year or ten percent of outstanding accounts receivable balance as of the year end.

	December 31,
	2021	2020
Customer A	15%	22%
Customer B	13%	17%
Customer C	12%	10%

D-Wave Systems Inc. [Member]
Schedule of Investments [Line Items]
Disaggregation of revenue
The following table presents a summary of revenue by geography for the three and six month periods ended June 30, 2022 and 2021:

	Three months ended June 30,
	2022	2021
United States	$655	$622
Japan	282	354
Germany	257	65
Other	177	96

Total revenue	$1,371	$1,137

	Six months ended June 30,
	2022	2021
United States	$1,439	$1,325
Japan	709	921
Germany	520	127
Other	415	173

Total revenue	$3,083	$2,546

Long-lived assets by geographic area
The following table sets forth the long-lived assets, consisting of property and plant, net, and operating lease right-of-use
assets, by geographic area as of June 30, 2022 and December 31, 2021 as follows (in thousands):

	June 30, 2022	December 31, 2021
Canada	$10,463	$11,251
United States	427	576

Total long-lived assets	$10,890	$11,827

Significant customers
The Company had significant customers during the three and six month periods ended June 30, 2022 and 2021. A significant customer is defined as one that comprises up to ten percent or more of total revenues in a particular year or ten percent of outstanding accounts receivable balance as of the year end.

	Three months ended June 30,
	2022	2021

Customer A	17%	18%
Customer B	14%	13%
Customer C	11%	11%

	Six months ended June 30,
	2022	2021
Customer A	15%	20%
Customer B	14%	12%
Customer C	10%	10%